Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Variable interest entity ownership percentage	100.00%
Accounts receivable	$ 1,190	$ 1,344
Accounts payable and other	1,544	2,075
VIE, not primary beneficiary | Non-consolidated investments
Variable Interest Entity [Line Items]
Accounts receivable	4	6
Accounts payable and other	$ 4	$ 6